Income(Loss) Per Share Data (Details) (USD $) In Millions, except Share data	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Effect Of Dilutive Potential Ordinary Shares [Abstract]
Dilutive potential of stock incentive options Shares	834,453	733,901
Dilutive potential of convertible bonds Shares	0	0
Dilutive potential of E Ordinary shares	0	0
Antidilutive Convertible Debt Securities Excluded From Computation Of Earnings Per Share	33,524,615	15,384,615
Undistributed Income [Abstract]
Total undistributed income	$ 194	$ 134
Distributed Income [Abstract]
Dividends paid to common stockholders	43	35
Numerator - Net income
Net Income	237	169
Common stock [Member]
Undistributed Income [Abstract]
Total undistributed income	193	134
Distributed Income [Abstract]
Dividends paid to common stockholders	43	35
Numerator - Net income
Net Income	236	169
Denominator For Basic Income Per Ordinary Share [Abstract]
Ordinary shares	381,272,542	362,295,477
Fully Vested Options Shares	1,587,017	1,186,849
Weighted average number of ordinary shares	382,859,559	363,482,326
Ordinary shares - diluted Weighted Shares	383,694,012	364,216,227
E Ordinary Shares [Member]
Undistributed Income [Abstract]
Total undistributed income	1	0
Distributed Income [Abstract]
Dividends paid to common stockholders	0	0
Numerator - Net income
Net Income	$ 1	$ 0
Denominator For Basic Income Per Ordinary Share [Abstract]
E Ordinary shares - basic Shares	2,782,784	3,734,382